Schedule of Investments June 30, 2020 (Unaudited)

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

	Principal Amount	Fair Value
Mortgage Backed Securities - 9.1%(1)
Credit Suisse Commercial Mortgage Securities Corp 2019-SLKZ
1.435%, 1/17/2034(2)(3)	360,000	341,516
FREMF 2014-KF04 Mortgage Trust
2.658%, 6/25/2021(2)	564,032	556,872
FREMF 2020-KF74 Mortgage Trust
2.333%, 1/25/2027(2)	1,999,638	1,893,808
FREMF 2020-KI05 Mortgage Trust
2.483%, 7/25/2024(2)	1,966,372	1,877,198
GS Mortgage Securities Corp Trust 2016-RENT
4.067%, 2/12/2029(2)	500,000	496,080
Harley Marine Financing LLC
5.682%, 5/15/2043(2)	931,973	844,545
LCCM Mortgage Trust 2017-LC26
3.128%, 7/12/2050(2)	5,784,175	5,863,256
TGIF Funding LLC 2017-1A
6.202%, 4/30/2047(2)	1,880,000	1,652,607
XCALI 2020-2 Mortgage Trust
4.050%, 2/15/2023(2)	2,000,000	1,939,840
Monticello FDG BTH-33
4.400%, 09/06/2022(2)	5,000,000	4,874,621
Xcal 2019-IL-1 Mortage Trust A
4.400%, 11/6/2021(2)(3)	2,000,000	1,941,857
		22,282,200
Total Mortgage Backed Securities (Cost $22,976,864)

Municipal Bonds - 78.8%(1)
Arizona - 19.6%(1)
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026(2)	21,660,000	19,948,860
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026(2)	3,095,000	2,870,458
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023(2)	5,480,000	5,486,740
La Paz County Industrial Development Authority
(Obligor: Meadow Oaks Education Foundation)
7.750%, 1/1/2026(3)	19,435,000	19,473,287
		47,779,345

Florida - 18.3%(1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
8.250%, 11/15/2025(2)	8,250,000	7,342,500
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
8.500%, 11/15/2025(2)	550,000	489,500
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
8.250%, 11/15/2025(2)	8,425,000	6,655,750
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
8.500%, 11/15/2025(2)	485,000	383,150
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
8.500%, 07/01/2049	12,930,000	12,879,832
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
8.500%, 07/01/2049(2)	15,925,000	16,910,758
		44,661,489
Massachusetts - 0.1%(1)
Massachusetts Development Finance Agency
(Obligor: President & Fellows of Harvard College)
5.000%, 10/15/2040	340,000	344,685
Pennsylvania - 12.5%(1)
Philadelphia Authority for Industrial Development
(Obligor: MaST Community Charter School)
6.500%, 06/15/2054	5,490,000	5,588,655
Philadelphia Authority for Industrial Development
(Obligor: MaST Community Charter School)
6.500%, 06/15/2054	24,405,000	24,843,558
		30,432,213
Texas - 1.9%(1)
New Hope Cultural Education Facilities Finance Corp
(Obligor: Bridgemoor)
10.000%, 12/01/2053(2)	5,000,000	4,694,850
Virginia - 0.1%(1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022	280,000	297,346
Wisconsin - 26.3%(1)
Public Finance Authority
(Obligor: Fort Collings Montessori)
7.250%, 12/01/2029	6,155,000	6,154,754
Public Finance Authority
(Obligor: Gardens of Montgomery - Series A)
10.000%, 01/01/2029(2)	1,610,000	1,404,725
Public Finance Authority
(Obligor: Gardens of Montgomery - Series B)
10.000%, 01/01/2029(2)	29,000	25,303
Public Finance Authority
(Obligor: Gardens of Rome - Series C)
10.000%, 01/01/2024	1,630,000	1,014,675
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
10.000%, 01/01/2024	70,000	43,575
Public Finance Authority
(Obligor: Gardens of Savannah - Series C)
10.000%, 01/01/2024(2)	1,065,000	599,063
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
10.000%, 01/01/2024(2)	80,000	45,000
Public Finance Authority
(Obligor: Gardens of Social Circle - Series C)
10.000%, 01/01/2024(2)	2,030,000	915,530
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
10.000%, 01/01/2024(2)	65,000	29,315
Public Finance Authority
(Obligor: Gardens of Waterford - Series C)
10.000%, 01/01/2024(2)	1,185,000	1,010,213
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
10.000%, 01/01/2024(2)	75,000	63,938
Public Finance Authority
(Obligor: Landings of Columbus - Series C)
10.000%, 01/01/2024	1,055,000	738,500
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
10.000%, 01/01/2024	80,000	56,000
Public Finance Authority
(Obligor: Landings of Douglas - Series C)
10.000%, 01/01/2024(2)	1,255,000	752,373
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
10.000%, 01/01/2024(2)	75,000	44,963
Public Finance Authority
(Obligor: Landings of Gainsville - Series C)
10.000%, 01/01/2024	1,020,000	410,550
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
10.000%, 01/01/2024(2)	80,000	32,200
Public Finance Authority
(Obligor: Landings of Montgomery - Series C)
10.000%, 01/01/2029(2)	1,955,000	1,705,738
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
10.000%, 01/01/2029(2)	65,000	56,713
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 2/01/2024	5,520,000	5,017,901
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 2/01/2024	10,980,000	9,981,259
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 2/01/2024	5,060,000	4,599,742
Public Finance Authority
(Obligor: New Summit Academy)
7.500%, 8/01/2029(2)	9,420,000	9,434,601
Public Finance Authority
(Obligor: Reidsville House - Series A)
12.500%, 01/01/2029	1,860,000	1,488,000
Public Finance Authority
(Obligor: Reidsville House - Series B)
12.500%, 01/01/2029	55,000	44,000
Public Finance Authority
(Obligor: Senters Memory Care - Series A)
8.500%, 01/01/2029(2)	4,040,000	3,151,200
Public Finance Authority
(Obligor: Senters Memory Care - Series B)
8.500%, 01/01/2029(2)	105,000	81,900
Public Finance Authority
(Obligor: St. James Christian Academy)
8.750%, 01/01/2029(2)	4,560,000	4,551,382
Public Finance Authority
(Obligor: St. James Christian Academy)
12.000%, 01/01/2029(2)	400,000	385,160
Public Finance Authority
(Obligor: Vonore Fiber Products LLC)
9.000%, 6/01/2029(2)	10,520,000	10,444,887
		64,283,156

Total Municipal Bonds (Cost $199,971,254)		192,493,085

Short Term Investments - 11.0%(1)

Arizona - 0.8%(1)
Arizona Health Facilities Authority
(Obligor: Common Spirit Health Oblig Group)
Weekly VRDN and Put, 0.170%, 07/01/2035(3)	2,000,000	2,000,000

Illinois - 0.0%(1)
University of Illinois
Weekly VRDN and Put, 0.110%, 10/01/2026(3)	100,000	100,000

Maryland - 1.2%(1)
Maryland State Health & Higher Educational Variable Revenue Bonds
(Obligor: University of Maryland Medical System Obligated Group)
Weekly VRDN and Put, 0.090%, 07/01/2034(3)	2,750,000	2,750,000

Minnesota - 1.1%(1)
City of Minneapolis
(Obligor: Fairview Health Services Obligated Group)
Weekly VRDN and Put, 0.170%, 11/15/2048(3)	1,300,000	1,300,000
City of Rochester Minnesota
(Obligor: Mayo Clinic)
Weekly VRDN and Put, 0.100%, 11/15/2047(3)	1,250,000	1,250,000
		2,550,000
New York - 0.1%(1)
New York City Housing Development Corp
Weekly VRDN and Put, 0.100%, 04/15/2035(3)	200,000	200,000

North Carolina - 0.1%(1)
University of North Carolina at Chapel Hill
(Obligor: University of North Carolina at Chapel Hill)
Weekly VRDN and Put, 0.130%, 02/01/2029(3)	200,000	200,000

Ohio - 0.0%(1)
The Ohio State University
Weekly VRDN and Put, 0.110%, 12/01/2031(3)	100,000	100,000

Texas - 1.5%(1)
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put, 0.140%, 07/01/2047(3)	1,220,000	1,220,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 0.140%, 11/15/2047(3)	1,655,000	1,655,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 0.130%, 11/15/2051(3)	200,000	200,000
The University of Texas System
Weekly VRDN and Put, 0.100%, 08/01/2033(3)	600,000	600,000
		3,675,000
Utah - 1.2%(1)
Murray City Utah Hospital Revenue
(Obligor: IHC Health Services Inc Obligated Group)
Weekly VRDN and Put, 0.120%, 05/15/2036(3)	3,000,000	3,000,000

Virginia - 0.1%(1)
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 0.120%, 02/15/2038(3)	150,000	150,000

Washington - 0.1%(1)
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 0.120%, 10/01/2042(3)	100,000	100,000
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 0.120%, 10/01/2042(3)	200,000	200,000
		300,000

Money Market Funds - 4.8%(1)
First American Government Obligations Fund
0.060%, 12/01/2031(4)	11,721,353	11,721,353

Total Short Term Investments (Cost $26,746,353)		26,746,353

Total Investments - 98.9% (1)
(Cost $249,694,471)		241,521,638
Assets in Excess of Other Liabilities, Net - 1.1%(1)		2,543,399
Total Net Assets - 100.0%(1)		$244,065,037

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser.
As of June 30, 2020, the value of these investments were $121,798,965 or 49.9% of total net assets.

(3)	Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The rate shown is the rate in effect as of June 30, 2020.
(4)	Seven-day yield as of June 30, 2020.

Additional Information (unaudited)(continued)
June 30, 2020

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Mortgage backed securities and municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors.  The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$-	$22,282,200	$-	$22,282,200
Municipal Bonds	-	192,493,085	-	192,493,085
Short Term Investments	11,721,353	15,025,000	-	26,746,353
Total Investments	$11,721,353	$229,800,285	$-	$241,521,638

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2020, the Fund recognized no transfers between levels.

The Fund did not invest in any Level 3 investments during the period.